Parent only Financial Statements (Details) - Schedule of Condensed Balance Sheets of the Parent Company - Parent Company [Member] - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Current assets
Cash and cash equivalents		$ 98,722
Prepaid expenses and other current assets, net		304,700
Total current assets		403,422
Investments in subsidiaries, VIE and VIE’s subsidiaries	54,925,945
Due from subsidiaries, VIE and VIE’s subsidiaries	14,897,377	79,961,457
Other non-current assets, net	19,700,000
Total non-current assets	89,523,322	79,961,457
Total assets	89,523,322	80,364,879
Current liabilities
Due to related party		10,000,000
Due to subsidiaries, VIE and VIE’s subsidiaries	810,362	2,000,000
Accrued expenses and other liabilities		1,304
Total current liabilities	810,362	12,001,304
Deficit of investments in subsidiaries, VIE and VIE’s subsidiaries		11,601,329
Total non-current liabilities		11,601,329
Total liabilities	810,362	23,602,633
Mezzanine equity
Total mezzanine equity		68,868,762
Shareholders’ equity (deficit)
Additional paid-in capital	66,431,421	5,656,757
Statutory reserve	1,117,828	919,407
Accumulated deficit	(24,343,274)	(18,411,335)
Accumulated other comprehensive loss	(4,461,572)	(275,752)
Total shareholders’ equity (deficit) attributable to controlling interest	88,712,960	(12,106,516)
Total liabilities, mezzanine equity and shareholders’ equity (deficit)	89,523,322	80,364,879
Series Seed Convertible Redeemable Preferred Shares
Mezzanine equity
Total mezzanine equity		1,078,376
Series A Convertible Redeemable Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity		3,135,822
Series A-1 Convertible Redeemable Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity		6,591,553
Series A-2 Convertible Redeemable Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity		4,629,590
Series A-3 Convertible Redeemable Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity		4,843,169
Series B Convertible Redeemable Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity		23,676,836
Series B+ Convertible Redeemable Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity		12,707,581
Series C Convertible Redeemable Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity		12,205,835
Ordinary Shares [Member]
Shareholders’ equity (deficit)
Ordinary shares (par value $0.0001 per share, 458,694,920 shares authorized, 44,069,300 shares issued and outstanding as of June 30, 2022)		4,407
Class A Ordinary Shares [Member]
Shareholders’ equity (deficit)
Ordinary shares (par value $0.0001 per share, 458,694,920 shares authorized, 44,069,300 shares issued and outstanding as of June 30, 2022)	26,001,859
Class B Ordinary Shares [Member]
Shareholders’ equity (deficit)
Ordinary shares (par value $0.0001 per share, 458,694,920 shares authorized, 44,069,300 shares issued and outstanding as of June 30, 2022)	$ 23,966,698